SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

December 31, 2022 (Unaudited)

Shares		Value

Common Stocks — 97.20%
Communication Services — 2.50%
5,704	Nexstar Media Group, Inc., Class A	$998,371

Consumer Discretionary — 13.51%
1,781	Deckers Outdoor Corp.*	710,904
5,650	Fox Factory Holding Corp.*	515,449
18,253	G-III Apparel Group Ltd.*	250,249
3,030	Group 1 Automotive, Inc.	546,521
4,082	LCI Industries	377,381
7,792	Malibu Boats, Inc., Class A*	415,314
3,940	Oxford Industries, Inc.	367,129
11,054	Patrick Industries, Inc.	669,872
27,767	Ruth’s Hospitality Group, Inc.	429,833
15,810	Taylor Morrison Home Corp.*	479,834
32,286	Topgolf Callaway Brands Corp.*	637,648

		5,400,134

Consumer Staples — 3.87%
27,938	Hostess Brands, Inc.*	626,929
2,237	Medifast, Inc.	258,038
6,200	MGP Ingredients, Inc.	659,556

		1,544,523

Energy — 7.75%
56,746	Magnolia Oil & Gas Corp., Class A	1,330,694
34,059	Par Pacific Holdings, Inc.*	791,872
15,320	PDC Energy, Inc.	972,513

		3,095,079

Financials — 15.11%
75,801	Compass Diversified Holdings	1,381,852
8,270	Pinnacle Financial Partners, Inc.	607,018
12,954	Preferred Bank/Los Angeles, CA	966,627
21,920	Stellar Bancorp, Inc.	645,763
12,107	TriCo Bancshares	617,336
17,306	United Community Banks, Inc.	584,943
21,072	Veritex Holdings, Inc.	591,702
7,600	Wintrust Financial Corp.	642,352

		6,037,593

Health Care — 7.78%
17,901	Apollo Medical Holdings, Inc.*	529,691
8,144	Globus Medical, Inc., Class A*	604,855
20,436	Lantheus Holdings, Inc.*	1,041,418
2,773	Masimo Corp.*	410,265

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

4,211	Omnicell, Inc.*	$212,319
1,311	West Pharmaceutical Services, Inc.	308,544

		3,107,092

Industrials — 23.38%
152,305	ACCO Brands Corp.	851,385
7,230	Arcosa, Inc.	392,878
11,169	Atkore, Inc.*	1,266,788
11,300	Barrett Business Services, Inc.	1,054,064
20,736	CBIZ, Inc.*	971,482
32,797	Columbus McKinnon Corp.	1,064,919
31,241	Ducommun, Inc.*	1,560,800
19,785	Greenbrier Cos., Inc. (The)	663,391
32,962	Insteel Industries, Inc.	907,114
4,608	NV5 Global, Inc.*	609,731

		9,342,552

Information Technology — 12.53%
4,373	Ambarella, Inc.*	359,592
53,492	AXT, Inc.*	234,295
15,260	Cohu, Inc.*	489,083
3,304	MKS Instruments, Inc.	279,948
16,529	Model N, Inc.*	670,416
3,726	Novanta, Inc.*	506,252
10,631	Onto Innovation, Inc.*	723,865
14,049	Sapiens International Corp. NV	259,626
10,130	Super Micro Computer, Inc.*	831,673
9,130	Tenable Holdings, Inc.*	348,309
7,850	Vishay Precision Group, Inc.*	303,402

		5,006,461

Materials — 5.16%
49,046	FutureFuel Corp.	398,744
8,003	Ingevity Corp.*	563,731
16,071	Koppers Holdings, Inc.	453,202
7,390	Materion Corp.	646,699

		2,062,376

Real Estate — 4.22%
73,010	DiamondRock Hospitality Co., REIT	597,952
2,560	EastGroup Properties, Inc., REIT	379,033
14,048	STAG Industrial, Inc., REIT	453,891
15,899	UMH Properties, Inc., REIT	255,974

		1,686,850

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

Utilities — 1.39%
9,010	Southwest Gas Holdings, Inc.	$557,539

Total Common Stocks (Cost $26,348,764)		38,838,570

Exchange Traded Funds — 1.94%
168	iShares Russell 2000 Index Fund	29,293
8,990	SPDR S&P Biotech ETF*	746,170

Total Exchange Traded Funds (Cost $1,153,214)		775,463

Investment Company — 0.99%
395,309	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	395,309

Total Investment Company (Cost $395,309)		395,309

Total Investments (Cost $27,897,287) — 100.13%		$40,009,342
Liabilities in excess of other assets — (0.13)%		(51,185)

NET ASSETS — 100.00%		$39,958,157

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

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